SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 12:-	SHAREHOLDERS’ EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol "RDWR".

a.	Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.	Treasury shares:

In March 2022, the Company’s Board of Directors authorized a new plan (the “2022 Plan”) for the repurchase of up to an aggregate of $80,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In August 2022, the Company’s Board of Directors authorized an increase in the repurchase authority under the 2022 Plan by an additional $20,000, to a total of up to $100,000. The 2022 Plan expired on October 31, 2023.

In August 2023, the Company’s Board of Directors authorized a new plan (the “2024 Plan”) for the repurchase of up to an aggregate of $80,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. The 2024 plan came into effect upon the expiration of the 2022 Plan and will expire on August 31, 2024.

c.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.	Radware Ltd. Share Option Plans:

The Company has two share option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the "1997 Plan") and the Directors and Consultants Option Plan (the "DC Plan" and together with the 1997 Plan, the “Share Option Plans"). Under the Share Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Share Option Plans was generally not less than the market price of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Share Option Plans, the Company reserved for issuance 36,012,967 ordinary shares as of December 31, 2023.

RSUs:

In addition to granting share options, since 2013, the Company started to routinely grant RSUs under the 1997 Plan. RSUs vest primarily over a four-year period of employment. RSUs that are cancelled or forfeited become available for future grants.

The number of “Reserved and Authorized Shares” under the Share Option Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Share Option Plans, and other awards granted under the Share Option Plans as of such date, and (ii) the number of ordinary shares reserved.

As of December 31, 2023, the number of Reserved and Authorized Shares under the Share Option Plans is as detailed below:

2023

Share options exercised and outstanding	27,963,931
RSUs vested and outstanding	6,932,439
Ordinary shares available for issuance under the Share Option Plans	1,116,597

Total reserved and authorized shares as of December 31, 2023	36,012,967

A summary of employees’ and directors’ options activity under the Company's Share Option Plans as of December 31, 2023 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	1,958,029	$25.01	3.15	$-
Granted	331,899	17.63
Exercised	(13,552)	20.77
Expired	(228,910)	25.56
Forfeited	(43,527)	26.70

Outstanding at December 31, 2023	2,003,939	$23.70	2.77	$152

Exercisable at December 31, 2023	1,232,748	$24.60	2.05	$-

Vested and expected to vest at December 31, 2023	1,983,281	$23.69	2.76	$149

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $5.48, $6.77 and $6.87, respectively.

As of December 31, 2023, there was approximately $1,922 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's Share Option Plans. That cost is expected to be recognized over a weighted-average period of 0.62 years.

The total intrinsic value of options exercised during the years 2023, 2022 and 2021 was $9, $1,894 and $14,003, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2023 and 2022, represents the intrinsic value of 180,000 and nil, respectively, outstanding options that are in-the-money as of such dates. 1,823,939 outstanding options were out-of-the-money as of December 31, 2023.

The options outstanding under the Company’s Share Option Plans as of December 31, 2023 have been separated into ranges of exercise price as follows:

December 31, 2023
Outstanding				Exercisable
		Weighted-
		average	Weighted-		Weighted-
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$15.12-19.75	331,899	4.62	$17.63	-	$-
$22.5-24.89	1,280,769	1.69	$23.29	987,866	$23.32
$25.25-29.1	200,149	1.82	$27.40	134,488	$26.93
$32.71-35.43	191,122	3.11	$33.06	110,394	$32.97

	2,003,939			1,232,748

The following table summarizes information relating to the number of RSUs, as well as changes to such awards during 2023:

Year ended December 31,
2023

Outstanding at January 1, 2023	3,111,206
Granted	1,390,718
Vested	(740,398)
Forfeited	(400,491)

Outstanding as of December 31, 2023	3,361,035

As of December 31, 2023, there was approximately $43,352 of total unrecognized compensation costs related to non-vested RSUs granted under the Company’s Share Option Plans. That cost is expected to be recognized over a weighted-average period of 2.82 years.

The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2023, 2022 and 2021 were $15.82, $21.31 and $32.57, respectively.

The weighted-average grant date fair value of RSUs vested during the years ended December 31, 2023, 2022 and 2021 were $29.01, $23.65 and $21.77, respectively.

The weighted-average grant date fair value of RSUs forfeited during the years ended December 31, 2023, 2022 and 2021 were $27.16, $22.88 and $24.32, respectively.

Share-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$515	$399	$236
Research and development, net	7,709	7,215	5,412
Sales and marketing	12,395	11,196	8,811
General and administrative	10,531	7,286	3,115

Total expenses	$31,150	$26,096	$17,574

e.	Skyhawk (CNP) Security Ltd. Share Option Plans:

On April 12, 2022, the board of directors of Skyhawk established the Skyhawk (CNP) Security Ltd. 2022 Share Incentive Plan (the "Skyhawk Plan"). Under the Skyhawk Plan, options may be granted to officers, directors, employees and consultants of Skyhawk Security. The exercise price per share under the Skyhawk Plan was generally not less than the fair value of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

As of December 31, 2023, there was approximately $2,560 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Skyhawk Plan. That cost is expected to be recognized over a weighted-average period of 2.24 years.

Share-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2023	2022
Cost of revenues	$-	$-
Research and development, net	796	77
Sales and marketing	159	45
General and administrative	1,917	1,135

Total expenses	$2,872	$1,257

A summary of employees’ and directors’ options activity under the Skyhawk Option Plan as of December 31, 2023 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	20,341,993	$0.33	6.43	3,017,612
Granted	1,428,000	0.48	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(3,093,688)	0.48	-	-

Outstanding at December 31, 2023	18,676,305	$0.32	5.74	3,017,612

Exercisable at December 31, 2023	2,140,151	$0.01	5.69	1,005,871

Vested and expected to vest at December 31, 2023	18,676,305	$0.32	5.74	3,017,612